Details of Significant Accounts - Revenue, schedule of contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract assets:
Unbilled revenue	$ 968	$ 977
Contract liabilities:
Advance sales receipts	$ 21,902	$ 17,218